UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05989 )

Exact name of registrant as specified in charter:	Putnam Utilities Growth & Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Utilities Growth and Income Fund

The fund's portfolio
1/31/07 (Unaudited)

COMMON STOCKS (95.0%)(a)
	Shares	Value

Cable Television (1.2%)
Comcast Corp. Class A (Special) (NON) (S)	168,109	$7,306,017

Coal (0.6%)
Peabody Energy Corp.	91,900	3,752,277

Electric Utilities (57.5%)
Alliant Energy Corp.	185,634	6,747,796
Chubu Electric Power, Inc. (Japan)	120,700	3,845,549
CMS Energy Corp. (S)	428,290	7,148,160
Constellation Energy Group, Inc.	170,595	12,376,667
Dominion Resources, Inc. (S)	268,375	22,264,390
DPL, Inc. (S)	263,251	7,550,039
DTE Energy Co.	120,000	5,564,400
Duke Energy Corp. (S)	728,001	14,334,340
Edison International	410,745	18,475,310
Electric Power Development Co. (Japan)	23,700	1,065,154
Electricite de France (France)	137,510	9,625,743
Enel SpA (Italy)	393,389	4,176,540
Entergy Corp.	288,907	26,825,015
Exelon Corp.	678,352	40,694,335
FirstEnergy Corp.	311,556	18,484,617
FPL Group, Inc. (S)	374,196	21,198,203
Great Plains Energy, Inc.	48,410	1,516,685
ITC Holdings Corp. (S)	70,400	3,062,400
Kansai Electric Power, Inc. (Japan)	198,200	5,564,787
Northeast Utilities	284,863	7,876,462
PG&E Corp.	532,456	24,855,046
Progress Energy, Inc.	106,331	5,054,976
Public Service Enterprise Group, Inc.	204,720	13,722,382
RWE AG (Germany)	101,334	10,621,046
Sierra Pacific Resources (NON)	467,725	7,960,680
Southern Co. (The) (S)	238,021	8,694,907
Spectra Energy Corp. (S)	364,000	9,507,680
Tohoku Electric Power Co., Inc. (Japan)	118,900	3,122,626
TXU Corp.	317,409	17,165,479
Westar Energy, Inc.	76,300	2,026,528
Wisconsin Energy Corp. (S)	292,678	13,627,088
		354,755,030

Energy (Other) (0.2%)
Covanta Holding Corp. (NON)	63,046	1,491,668

Natural Gas Utilities (11.6%)
Dynegy, Inc. Class A (NON)	68,696	484,307
Energen Corp.	78,200	3,619,096
Equitable Resources, Inc. (S)	285,503	12,348,005
Gas Natural SDG SA (Spain)	111,235	4,446,320
MDU Resources Group, Inc.	207,157	5,355,008
Osaka Gas Co., Ltd. (Japan)	1,311,000	5,101,399
Sempra Energy	300,073	17,218,189
Toho Gas Co., Ltd. (Japan)	917,000	4,406,123
Tokyo Gas Co., Ltd. (Japan)	1,350,000	7,010,780
Williams Cos., Inc. (The)	429,892	11,602,785
		71,592,012

Oil & Gas (1.2%)
Questar Corp.	87,264	7,085,837

Power Producers (2.5%)
AES Corp. (The) (NON)	607,548	12,630,923
NRG Energy, Inc. (NON)	50,400	3,020,472
		15,651,395

Publishing (0.1%)
Idearc, Inc. (NON) (S)	18,328	594,194

Regional Bells (2.3%)
Verizon Communications, Inc.	366,560	14,119,891

Telecommunications (6.4%)
American Tower Corp. Class A (NON)	81,107	3,230,492
CenturyTel, Inc.	55,899	2,506,511
Digi.com Berhad (Malaysia)	727,900	3,202,552
Fastweb (Italy)	44,854	2,475,584
France Telecom SA (France)	83,880	2,329,625
Koninklijke (Royal) KPN NV (Netherlands)	451,628	6,517,350
StarHub, Ltd. (Singapore)	1,473,430	2,617,177
Swisscom AG (Switzerland)	10,760	4,019,150
Telenor ASA (Norway)	243,608	4,982,514

Telus Corp. (Canada)	71,841	3,321,286
Vodafone Group PLC (United Kingdom)	1,461,647	4,265,210
		39,467,451

Telephone (6.7%)
AT&T, Inc. (SEG)	828,594	31,179,992
Hellenic Telecommunication Organization (OTE) SA
(Greece) (NON)	230,132	6,863,396
Telekom Austria AG (Austria)	115,346	3,150,984
		41,194,372

Transportation Services (0.5%)
Macquarie Airports (Australia)	1,178,369	3,261,854

Utilities & Power (0.4%)
EDF Energies Nouvelles SA (France) (NON)	40,454	2,082,938
EDF Energies Nouvelles SA 144A (France) (NON)	1,872	96,388
		2,179,326

Water Utilities (3.8%)
Aqua America, Inc. (S)	126,392	2,807,166
Pennon Group PLC (United Kingdom)	874,025	9,779,217
Veolia Environnement (France)	154,019	10,836,002
		23,422,385
Total common stocks (cost $428,150,272)		$585,873,709

CORPORATE BONDS AND NOTES (3.0%)(a)

	Principal amount	Value
Appalachian Power Co. sr. notes 5.8s, 2035	$405,000	$382,084
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	1,140,000	1,474,242
Beaver Valley II Funding debs. 9s, 2017	790,000	885,645
Boardwalk Pipelines, LP company guaranty 5 7/8s, 2016	630,000	626,646
British Telecommunications PLC bonds 9 1/8s, 2030
(United Kingdom)	425,000	582,417
CenterPoint Energy Resources Corp. notes 6.15s, 2016	330,000	335,211
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	735,000	740,272
El Paso Corp. sr. notes 7 3/8s, 2012	625,000	648,438
Enbridge Energy Partners, LP sr. unsec. 5 7/8s, 2016	620,000	615,422
Florida Power & Light Co. 1st mtge. 6.2s, 2036	675,000	712,284
Florida Power Corp. 1st mtge. 5.9s, 2033	830,000	827,218
France Telecom notes 8 1/2s, 2031 (France)	480,000	627,677
Kinder Morgan Finance Co., ULC company guaranty 6.4s,
2036	270,000	243,708
Kinder Morgan, Inc. notes 7.4s, 2031	620,000	677,000
MidAmerican Energy Holdings Co. bonds 8.48s, 2028	515,000	648,298
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	625,000	685,156
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	570,000	635,189
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	460,000	460,279
Public Service Electric & Gas Co. 1st mtge. 5 1/4s,
2035	680,000	618,974
Qwest Corp. notes 8 7/8s, 2012	625,000	693,750
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	590,000	557,559
Spectra Energy Capital, LLC sr. notes 8s, 2019	680,000	768,477
Telecom Italia Capital company guaranty 7.2s, 2036
(Luxembourg)	895,000	910,663
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	785,000	946,869
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	1,045,000	1,231,273
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	625,000	628,125
XCEL Energy, Inc. sr. notes 6 1/2s, 2036	365,000	381,480

Total corporate bonds and notes (cost $18,621,466)		$18,544,356

SHORT-TERM INVESTMENTS (13.4%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.46% and
due dates ranging from February 1, 2007 to
March 23, 2007 (d)	$71,886,596	$71,769,487
Putnam Prime Money Market Fund (e)	10,591,532	10,591,532

Total short-term investments (cost $82,361,019)		$82,361,019

TOTAL INVESTMENTS

Total investments (cost $529,132,757) (b)		$686,779,084

FUTURES CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Short)	91	$10,021,375	Mar-07	$(57,640)
U.S. Treasury Note 2 yr (Short)	103	20,970,156	Mar-07	(17,897)
U.S. Treasury Note 10 yr (Long)	147	15,692,250	Mar-07	50,255

Total				$(25,282)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)
		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

JPMorgan Chase Bank, N.A.
$14,020,000	1/22/22	5.435%	3 month USD-LIBOR-BBA	$(30,497)

13,330,000	1/26/22	3 month USD-LIBOR-BBA	5.3747%	(54,744)

18,500,000	1/26/09	3 month USD-LIBOR-BBA	5.279%	(10,363)

Total				$(95,604)

NOTES

(a) Percentages indicated are based on net assets of $616,869,340.

(b) The aggregate identified cost on a tax basis is $529,501,478, resulting in gross unrealized appreciation and depreciation of $160,445,011 and $3,167,405, respectively, or net unrealized appreciation of $157,277,606.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2007, the value of securities loaned amounted to $69,543,225. The fund received cash collateral of $71,769,487, which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $181,262 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $95,866,405 and $91,627,809, respectively.

(S) Securities on loan, in part or in entirety, at January 31, 2007.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at January 31, 2007.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2007: (as a percentage of Portfolio Value)

Australia	0.5%
Austria	0.5
Canada	0.5
France	4.2
Germany	1.7
Greece	1.1
Italy	1.1
Japan	4.9
Malaysia	0.5
Netherlands	1.2
Norway	0.8
Spain	0.7
Switzerland	0.7
United Kingdom	2.4
United States	78.6
Other	0.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Utilities Growth & Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007